Summary of Significant Accounting Policies - Revenue recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Electricity
Revenue recognition
Amount of performance based energy incentives	$ 2,010	$ 2,542	$ 2,772